Commodities Derivatives - Schedule of Derivatives Included in the Accompanying Consolidated Balance Sheets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Commodity derivatives:
Short-term derivative asset, Gross fair value	$ 154,654	$ 63,334
Short-term derivative asset, Amounts netted	(154,654)
Short-term derivative asset, Net fair value		63,334
Long-term derivative asset, Gross fair value	194,775
Long-term derivative asset, Amounts netted	(194,775)
Long-term derivative asset, Net fair value
Short-term derivative liability, Gross fair value	(1,127,659)
Short-term derivative liability, Amounts netted	189,374
Short-term derivative liability, Net fair value	(938,285)
Long-term derivative liability, Gross fair value	(272,960)
Long-term derivative liability, Amounts netted	160,055
Long-term derivative liability, Net fair value	(112,905)
Total derivative liability(asset), Gross fair value	(1,051,190)
Total derivative liability(asset), Amounts netted
Total derivative liability(asset), Net fair value	$ (1,051,190)	$ 63,334